Segment Information - Summary Of Acquisition Of Investment In Films And Television Programs (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Acquisition of investment in films and television programs	$ 1,667.3	$ 1,120.5	$ 1,568.4
Motion Picture | Operating Segments [Member]
Acquisition of investment in films and television programs	642.3	418.1	484.5
Television Production | Operating Segments [Member]
Acquisition of investment in films and television programs	$ 1,025.0	$ 702.4	$ 1,083.9